Segment information - Reconciliation of Segment to Consolidated Net Income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Profit (loss)	R$ (1,507,050)	R$ 1,600,420	R$ (526,396)
Impairment loss on software business goodwill	1,209,737	0	0
Other expenses	336,383	188,288	262,658
Reportable segments
Disclosure of operating segments [line items]
Profit (loss)	2,200,048	1,557,496	410,536
Mark To Market Adjustments And Cost Of Funds On Investment	0	(30,574)	853,056
Gains (Losses) On Fair Value Adjustment, Intangibles And Property And Equipment	(122,798)	(92,399)	(138,601)
Impairment loss on software business goodwill	(3,558,049)	0	0
Other expenses	67,887	78,623	17,810
Income Tax Effect On Adjustments	41,636	26,126	36,915
Financial Services [Member]
Disclosure of operating segments [line items]
Profit (loss)	2,019,974	1,436,634	361,789
Software [Member]
Disclosure of operating segments [line items]
Profit (loss)	178,334	113,844	64,740
Non allocated [Member]
Disclosure of operating segments [line items]
Profit (loss)	R$ 1,740	R$ 7,018	R$ (15,993)